Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 42,958	€ 45,011
Contractual commitments for acquisition of property, plant and equipment	1,563	2,711
Property, plant and equipment, pledged as security	25	499
U.S. Dollar to Euro
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences	(3,215)
U.S. Dollar and Brazilian Real to Euro
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences	994
Platform impairments
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses and asset write offs	2,730
Costs related to product plan realignments and program cancellations
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses and asset write offs	488
Hydrogen fuel cell program discontinuation
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses and asset write offs	55
Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	42,958	45,011
Property, plant and equipment | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40,985	42,950
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences	(148)	65
Property, plant and equipment	1,973	2,061	€ 1,784
Accumulated amortization and impairment losses | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses and asset write offs	(3,273)	(369)
Translation differences	1,301	(304)
Property, plant and equipment	€ (48,084)	€ (42,161)	€ (38,590)